Stockholders' Equity (Details)										1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2025 $ / shares shares	Nov. 25, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Apr. 01, 2024 shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) Barrels $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Barrels $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 22, 2024 shares	Nov. 15, 2024 $ / shares shares	Jul. 01, 2024 $ / shares shares	May 14, 2024 shares	Apr. 30, 2024 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Oct. 30, 2023 shares
Stockholders
Common stock, per share (in Dollars per share) | $ / shares							$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Aggregate fair value amount (in Dollars) | $							$ 20.7								$ 20.7							$ 672,500
Outstanding warrants to purchase							6,178		8,470		337,495		337,495		6,178	8,137
Common stock, shares issued							381,484				441,914		441,914		381,484	381,555
Common stock, shares outstanding							381,484				441,914		441,914		381,484	381,555
Shares of common stock related to the conversion (in Dollars) | $													$ 5,711,238		$ 3,312,148
Authorized capital stock					70,000,000		10,000,000				70,000,000		70,000,000		10,000,000	3,000,000
Shares authorized							5,000,000				5,000,000		5,000,000		5,000,000
Preferred stock shares issued							0				494,840		494,840		0
Purchase of common stock													65,891
Aggregate of shares										2,816,291
Beneficially owns percentage													4.99%
Preferred stock shares outstanding							0				494,840		494,840		0
Preferred stock par value per share (in Dollars per share) | $ / shares							$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Sale price per share (in Dollars per share) | $ / shares			$ 5							$ 5	$ 5		$ 5						$ 6
Dividend percentage													110.00%
Divided exercise price (in Dollars per share) | $ / shares													$ 5
Accrued dividends percentage											110.00%		110.00%
Received subscriptions, Including cash (in Dollars) | $													$ 2,025,000
Subscriptions (in Dollars) | $							$ 24,495,000				$ 24,495,000		$ 24,495,000		$ 24,495,000
Barrels (in Barrels) | Barrels											50		50
Barrels average value (in Dollars) | $											$ 2,212		$ 495
Allocated to barrel fixed assets (in Dollars) | $													24,750
Allocated to whiskey inventory (in Dollars) | $													85,850
Sale of transfer (in Dollars) | $													$ 110,600
Additional warrants			6			1,203,783	546,927								546,927		250,000
Exercise price per share (in Dollars per share) | $ / shares							$ 6
Exercise price (in Dollars per share) | $ / shares			$ 6				$ 7.5				$ 4		$ 4		$ 7.5
Warrants outstanding (in Dollars) | $							$ 1,512,692								$ 1,512,692
Preferred stock, share issued (in Dollars) | $											$ 49		$ 49
Issuance of common stock											2,500,000		2,500,000
Unrecognized compensation expense (in Dollars) | $											$ 0		$ 0
Weighted average period													0 years
Weighted average remaining contractual life outstanding									3 years 9 months 25 days						1 year 10 months 9 days	2 years 9 months 10 days
Fair grant value per unit (in Dollars per share) | $ / shares				$ 4									$ 4
Fair grant values (in Dollars per share) | $ / shares							$ 157.89				$ 11		$ 11		$ 157.89
Warrants issued (in Dollars) | $													$ 197,013	0
Exercisable warrants to purchase							6,178								6,178	7,847
Weighted-average remaining contractual term													4 years 2 months 12 days
Deferred salary (in Dollars) | $													$ 1
Deferred payroll expense (in Dollars) | $													787,653		$ 407,963
Deferred compensation (in Dollars) | $							$ 650,138				$ 1,339,006		$ 1,339,006		650,138
Paid-in-capital (in Dollars) | $							$ 27,591,635								$ 27,591,635
Grant date fair value (in Dollars per share) | $ / shares										$ 157.89
Warrants purchase							755,919				12,500		12,500		755,919				66,549
General and Administrative expense (in Dollars) | $												$ 423,869
Weighted-average remaining contractual term															1 year 10 months 9 days	2 years 9 months 3 days
Prepaid Warrants [Member]
Stockholders
Outstanding warrants to purchase											546,927		546,927
Exercisable warrants to purchase							116,928								116,928
Warrant [Member]
Stockholders
Shares issued													15,625
Repurchased shares											0		9,493		0
Sale price per share (in Dollars per share) | $ / shares											$ 5		$ 5
Consecutive trading day exercise days percentage													125.00%
Additional warrants			44,333				546,927				510,315		510,315		546,927						546,927
Exercise price per share (in Dollars per share) | $ / shares											$ 6		$ 6
Exercise price (in Dollars per share) | $ / shares			$ 6								$ 6		$ 6								$ 0.001
Warrants outstanding (in Dollars) | $							$ 1,512,692				$ 18,658		$ 18,658		$ 1,512,692
Exercisable warrants to purchase							81,208								81,208
Warrants purchase			29,705				908,334			13,333					908,334	8,166
General and Administrative expense (in Dollars) | $															$ 303,000
Black-Scholes [Member]
Stockholders
Exercise price per share (in Dollars per share) | $ / shares													$ 6
Exercise price (in Dollars per share) | $ / shares											$ 1.838		$ 1.838
Variable Warrants [Member]
Stockholders
Warrants purchase							35,720								35,720
Common Stock [Member]
Stockholders
Shares issued								9,500,000
Common stock, per share (in Dollars per share) | $ / shares								$ 0.0001
Aggregate fair value amount (in Dollars) | $							$ 1,452,568				$ 14,283,752		$ 14,283,752		$ 1,452,568
Common stock, shares issued							381,484				441,914		441,914		381,484
Common stock, shares outstanding							381,484				441,914		441,914		381,484
Authorized capital stock																							9,500,000
Sale price per share (in Dollars per share) | $ / shares											$ 5		$ 5
Sale of transfer (in Dollars) | $						$ 50,000
Deferred salary (in Dollars) | $															$ 1
Common stock value (in Dollars) | $							$ 331								331
Paid-in-capital (in Dollars) | $							$ 36,283,560								$ 36,283,560
Weighted-average remaining contractual term															1 year 6 months 21 days
Common Stock [Member] | Warrant [Member]
Stockholders
Sale price per share (in Dollars per share) | $ / shares											4		4
Exercise price (in Dollars per share) | $ / shares											0.001		$ 0.001
Founders Common Stock [Member]
Stockholders
Shares issued								500,000
Authorized capital stock																							500,000
Preferred Stock [Member]
Stockholders
Shares issued													494,840
Shares authorized				5,000,000																75,000,000
Preferred stock shares issued																				5,000,000
2019 Plan [Member]
Stockholders
Sale price per share (in Dollars per share) | $ / shares							$ 157.89				157.89		$ 157.89		$ 157.89
Restricted Stock Units (RSUs) [Member]
Stockholders
Restricted stock units (“RSUs”)forfeited (in Dollars) | $													$ 440
Voluntarily terminated RSUs (in Dollars) | $													105,360
Remaining issued RSUs (in Dollars) | $													$ 11,064
Grant value per share (in Dollars per share) | $ / shares							157.89						$ 157.89
Fair grant value per unit (in Dollars per share) | $ / shares															157.89	$ 157.89
RSU expense (in Dollars) | $													$ 2,674,995
Fair grant values (in Dollars per share) | $ / shares							$ 157.89		$ 157.89		$ 243,089		$ 243,089		$ 157.89	157.89
Deferred salary (in Dollars) | $													$ 2
Unrecognized compensation expense (in Dollars) | $										$ 18,471,789
Phantom Share Units (PSUs) [Member]
Stockholders
Deferred salary (in Dollars) | $															$ 2
Employees, Directors, Consultants [Member]
Stockholders
Restricted stock unit awards (in Dollars) | $				$ 232,025
Forecast [Member]
Stockholders
Shares issued		546,927
Sale price per share (in Dollars per share) | $ / shares		$ 4
Additional warrants		8,241
Exercise price (in Dollars per share) | $ / shares		$ 5																$ 4
Warrants purchase																		19,983
Forecast [Member] | Warrant [Member]
Stockholders
Shares issued		507,394
Sale price per share (in Dollars per share) | $ / shares		$ 5
Exercise price (in Dollars per share) | $ / shares		3.99
IPO [Member]
Stockholders
Shares issued													1,687,500
Outstanding warrants to purchase							116,928				2,399,090		2,399,090		116,928
Sale price per share (in Dollars per share) | $ / shares			$ 5				$ 5				$ 4		$ 4		$ 5						$ 4
Sale of transfer (in Dollars) | $										$ 266,667
Exercise price per share (in Dollars per share) | $ / shares													6
Exercise price (in Dollars per share) | $ / shares											6		6
IPO [Member] | Warrant [Member]
Stockholders
Exercise price (in Dollars per share) | $ / shares			$ 5								5		5
IPO [Member] | Common Stock [Member]
Stockholders
Common stock, shares issued										134,137
Sale price per share (in Dollars per share) | $ / shares											$ 4		$ 4
IPO [Member] | Forecast [Member]
Stockholders
Shares issued	1,687,500														50,972
Sale price per share (in Dollars per share) | $ / shares	$ 4	$ 4					$ 5								$ 5			$ 4
Additional warrants		14,891
Exercise price (in Dollars per share) | $ / shares		$ 0.01
Warrants purchase		5,092
IPO [Member] | Forecast [Member] | Warrant [Member]
Stockholders
Exercise price (in Dollars per share) | $ / shares		$ 4																$ 5
2022 and 2023 Convertible Notes [Member]
Stockholders
Aggregate fair value amount (in Dollars) | $							$ 36,283,891				$ 18,482,353		$ 18,482,353		$ 36,283,891
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Stockholders
Shares issued													507,394
2022 and 2023 Convertible Notes [Member] | IPO [Member]
Stockholders
Shares issued													3,312,148
Minimum [Member] | Warrant [Member]
Stockholders
Beneficially owns percentage										9.99%
Minimum [Member] | Founders Common Stock [Member]
Stockholders
Shares issued					500,000
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders
RSU awards vesting term													1 year		1 year
Minimum [Member] | Board of Directors [Member]
Stockholders
Shares issued								3,000,000
Maximum [Member]
Stockholders
Weighted average remaining contractual life outstanding													1 year 1 month 6 days		1 year 10 months 9 days
Maximum [Member] | Warrant [Member]
Stockholders
Beneficially owns percentage										9.99%
Maximum [Member] | Founders Common Stock [Member]
Stockholders
Shares issued					69,500,000
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders
RSU awards vesting term													4 years		4 years
Maximum [Member] | Board of Directors [Member]
Stockholders
Shares issued								10,000,000
Maximum [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders
Aggregate fair value amount (in Dollars) | $							$ 36,283,891								$ 36,283,891
October Two Thousand Twenty Three Prepaid Warrants [Member]
Stockholders
Purchase of common stock													65,891
Exercise price (in Dollars per share) | $ / shares																$ 90
2019 Plan [Member]
Stockholders
Outstanding warrants to purchase							6,178				6,011		6,011		6,178
Award shares							450,000				256,500		256,500		450,000
Weighted average remaining contractual life outstanding							1 year 10 months 6 days						1 year 1 month 9 days
Exercisable warrants to purchase											6,011		6,011
Weighted-average remaining contractual term													1 year 1 month 9 days
Voting Rights [Member] | Common Stock [Member]
Stockholders
Common stock, shares issued							3,693,632				6,153,152		6,153,152		3,693,632
Common stock, shares outstanding							3,693,632				6,153,152		6,153,152		3,693,632
Related Party [Member]
Stockholders
Available for issuance											59,001		59,001
Subscriptions received (in Dollars) | $											$ 1,831,265		$ 1,831,265
Received subscriptions, Including cash (in Dollars) | $											834,000
Cancellation of outstanding indebtedness (in Dollars) | $											$ 296,619
Additional warrants											321,026		321,026
Exercise price per share (in Dollars per share) | $ / shares													$ 6
Exercise price (in Dollars per share) | $ / shares											$ 6		$ 6
Warrants outstanding (in Dollars) | $											$ 590,045		$ 590,045
Warrants issued (in Dollars) | $													$ 60,563	0
ISOs [Member]
Stockholders
Sale price per share (in Dollars per share) | $ / shares							$ 157.89				$ 157.89		$ 157.89		$ 157.89
Common Stock [Member]
Stockholders
Common stock, per share (in Dollars per share) | $ / shares							$ 1				1		$ 1		$ 1
Common stock, shares issued							2,399,090								2,399,090						2,399,090
Repurchased shares													21		72
Authorized capital stock					10,000,000		69,500,000								69,500,000								9,500,000
Sale price per share (in Dollars per share) | $ / shares											$ 5		$ 5									$ 7.5
Warrants outstanding (in Dollars) | $											$ 331,722		$ 331,722
Common stock value (in Dollars) | $							$ 517								$ 517
Common Stock [Member] | IPO [Member]
Stockholders
Common stock, shares issued							134,137								134,137
Sale price per share (in Dollars per share) | $ / shares							$ 13.16				$ 4		$ 4		$ 13.16						$ 4
Series A Convertible Preferred Stock [Member]
Stockholders
Shares authorized											5,000,000		5,000,000
Preferred stock shares issued											4,948,478		4,948,478
Preferred stock shares outstanding											4,948,478		4,948,478
Available for issuance											51,522		51,522
Preferred stock par value per share (in Dollars per share) | $ / shares											$ 0.0001		$ 0.0001
Series A Preferred Stock [Member]
Stockholders
Shares issued													29,661
Aggregate of shares			32,963
Preferred stock shares outstanding											494,840		494,840
Available for issuance											93,789		93,789
Preferred stock par value per share (in Dollars per share) | $ / shares											$ 12		$ 12
Sale price per share (in Dollars per share) | $ / shares											$ 10		$ 10
Dividend percentage													25.00%
Conversion of stock, description													(a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price. The “Conversion Price” was initially equal to $5.00 per share, subject to adjustment to the price per share at which the common stock is sold at the Company’s Initial Public Offering if lower than the initial Conversion Price (and was fixed at $4.00 per share subsequent to September 30, 2024, upon the November 25, 2024 initial public offering at $4.00 per share). Each share of Series A Preferred Stock will automatically be converted on June 15, 2027 into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.		The exercise price of each ISO is the fair market value of the Company’s stock on the applicable date of grant.
Subscriptions received (in Dollars) | $											$ 4,948,478		$ 4,948,478
Received subscriptions, Including cash (in Dollars) | $											2,025,000
Subscriptions (in Dollars) | $											$ 1,155,000		$ 1,155,000
Barrels (in Barrels) | Barrels											525
Barrels average value (in Dollars) | $											$ 2,200
Sale of transfer (in Dollars) | $											110,600
Cancellation of outstanding indebtedness (in Dollars) | $											$ 719,919
Additional warrants			18,333								510,315		510,315
Exercise price per share (in Dollars per share) | $ / shares											$ 6
Exercise price (in Dollars per share) | $ / shares			$ 5
Warrant value (in Dollars per share) | $ / shares											$ 6		$ 6
Liquidation preference, percentage													110.00%
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders
Sale of transfer (in Dollars) | $													$ 266,667
Additional warrants			8,241								197,013		197,013
Exercise price (in Dollars per share) | $ / shares											$ 5		$ 5
Warrants outstanding (in Dollars) | $											$ 937,959		$ 937,959
Preferred stock, share issued (in Dollars) | $											$ 4,948,478		$ 4,948,478
Warrants purchase			5,092							19,983
Series A Preferred Stock [Member] | Board of Directors [Member]
Stockholders
Preferred stock par value per share (in Dollars per share) | $ / shares											$ 1.8		$ 1.8
Dividend percentage													15.00%
Series A Preferred Stock [Member] | Forecast [Member] | Warrant [Member]
Stockholders
Additional warrants		246,267
Exercise price (in Dollars per share) | $ / shares		$ 5
Series A Preferred Stock [Member] | IPO [Member] | Warrant [Member]
Stockholders
Sale price per share (in Dollars per share) | $ / shares											$ 5		$ 5
Additional warrants											60,563		60,563
Exercise price (in Dollars per share) | $ / shares											$ 5		$ 5
Series A Preferred Stock [Member] | IPO [Member] | Forecast [Member]
Stockholders
Additional warrants		75,705
Exercise price (in Dollars per share) | $ / shares		$ 4
Series A Preferred Stock [Member] | IPO [Member] | Forecast [Member] | Warrant [Member]
Stockholders
Additional warrants		197,013
Exercise price (in Dollars per share) | $ / shares		$ 4
Series A Preferred Stock [Member] | Minimum [Member]
Stockholders
Allocated to barrel fixed assets (in Dollars) | $											$ 24,750
Allocated to whiskey inventory (in Dollars) | $											85,850
Preferred stock, liquidation preference (in Dollars) | $											5,938,173		$ 5,938,173
Series A Preferred Stock [Member] | Maximum [Member]
Stockholders
Allocated to barrel fixed assets (in Dollars) | $											259,875
Allocated to whiskey inventory (in Dollars) | $											895,125
Preferred stock, liquidation preference (in Dollars) | $											$ 6,669,697		$ 6,669,697
Series A Preferred Stock [Member] | Related Party [Member] | IPO [Member] | Forecast [Member]
Stockholders
Additional warrants		60,563
Exercise price (in Dollars per share) | $ / shares		$ 5